Other gains - Summary of Other Gains (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Divestment gain	SFr 125	SFr 0
Income from sublease agreements	99	94
Reversal of impairment on financial assets	0	453
Reversal of impairment on other receivables	58	235
Various other	13	247
Total other gains	SFr 295	SFr 1,029